Summary of Significant Accounting Policies (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 step	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2012 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2011 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2010 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2005 3.00% Convertible Senior Subordinated Notes due 2024	Mar. 31, 2010 2.75% Convertible Senior Subordinated Notes due 2024
Reconciliation of weighted-average outstanding shares used in calculation of basic earnings per share to diluted earnings per share
Basic EPS shares outstanding (in shares)	32,874	33,275	32,851
Dilutive effect of stock-based awards (in shares)	238	340	477
Dilutive effect of contingently issuable shares (in shares)			134
Diluted EPS shares outstanding (in shares)	33,112	33,615	33,462
Shares excluded from the calculation of diluted EPS because the option exercise/threshold price was greater than the average market price of the common shares (in shares)	5	5
Dilutive and anti-dilutive effect on EPS
Debt instrument interest rate stated percentage				3.00%	3.00%	3.00%		2.75%
Aggregate principal amount						$ 200,000	$ 200,000	$ 280,000
Components of accumulated OCI, net of income taxes
Derivatives	3,416	30,099
Pension and other postretirement benefit liabilities	(915,010)	(818,416)
Available-for-sale securities	996	1,240
Total accumulated other comprehensive loss	(910,598)	(787,077)
Pre-tax activity in OCI related to derivatives
Beginning of period unrealized gain in accumulated OCI	49,407	65,582
Net (decrease) increase in fair value of derivatives	(24,424)	26,491	79,431
Net gains reclassified from OCI, offsetting the price paid to suppliers	(19,319)	(42,666)	(13,849)
End of period unrealized (loss) gain in accumulated OCI	$ 5,664	$ 49,407	$ 65,582
New Accounting Pronouncements
Number of steps involved in the process of impairment testing	2